Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (1,929,691)
Property and equipment, net	624,900
Successor [Member] | Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	2,507,839
Successor [Member] | Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	38,323
Successor [Member] | Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 8,429
Predecessor [Member]
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation		$ (1,587,889)
Property and equipment, net		966,702
Predecessor [Member] | Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross		2,507,839
Predecessor [Member] | Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross		38,323
Predecessor [Member] | Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross		$ 8,429